RESQ DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 76.0%
	EQUITY - 76.0%
23,800	Amplify Transformational Data Sharing ETF	$ 956,046
30,400	ARK Innovation ETF	2,875,536
64,800	Bitwise Crypto Industry Innovators ETF	1,361,448
202,800	Direxion Daily Emerging Markets Bear 3X Shares(a)	1,938,768
93,300	Direxion Daily Small Cap Bear 3X Shares(a)	2,522,832
37,900	Direxion Daily Technology Bear 3X Shares(a)	1,060,063
46,300	ETFMG Alternative Harvest ETF	513,004
87,000	Global X Blockchain ETF	1,903,560
26,100	iShares Micro-Cap ETF	3,646,953
70,200	iShares MSCI Emerging Markets ETF	3,429,270
4,700	iShares Russell 2000 ETF	1,045,515
140,000	ProShares UltraShort S&P500(a)	988,400
39,100	Vanguard FTSE Emerging Markets ETF	1,933,886
4,300	Vanguard S&P 500 ETF	1,877,251
		26,052,532

	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,959,331)	26,052,532

	SHORT-TERM INVESTMENTS — 23.8%
	MONEY MARKET FUNDS - 23.8%
8,171,871	First American Government Obligations Fund, Class X, 0.03% (Cost $8,171,871)(b)	8,171,871

	TOTAL INVESTMENTS - 99.8% (Cost $36,131,202)	$ 34,224,403
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	71,673
	NET ASSETS - 100.0%	$ 34,296,076

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

RESQ STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.9%
	COMMODITY - 7.8%
14,500	SPDR Gold Shares(a)	$ 2,478,920

	FIXED INCOME - 88.1%
115,800	Invesco Senior Loan ETF	2,559,180
20,300	iShares 10-20 Year Treasury Bond ETF	3,012,520
27,000	iShares 20+ Year Treasury Bond ETF	4,001,129
14,600	iShares Convertible Bond ETF	1,302,028
10,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,325,200
50,500	iShares JP Morgan EM Local Currency Bond ETF	1,980,610
23,050	iShares MBS ETF	2,476,262
20,375	iShares National Muni Bond ETF	2,369,205
7,900	iShares TIPS Bond ETF	1,020,680
37,000	SPDR Bloomberg Convertible Securities ETF	3,069,520
49,900	VanEck J. P. Morgan EM Local Currency Bond ETF	1,427,140
14,500	Vanguard Extended Duration Treasury ETF	2,030,000
28,000	Vanguard Mortgage-Backed Securities ETF	1,479,520
		28,052,994

	TOTAL EXCHANGE-TRADED FUNDS (Cost $30,964,587)	30,531,914

	SHORT-TERM INVESTMENTS — 4.1%
	MONEY MARKET FUNDS - 4.1%
1,309,459	First American Government Obligations Fund, Class X, 0.03% (Cost $1,309,459)(b)	1,309,459

	TOTAL INVESTMENTS - 100.0% (Cost $32,274,046)	$ 31,841,373
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%	(5,744)
	NET ASSETS - 100.0%	$ 31,835,629

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.